Statements of Changes in Shareholders' Equity (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2016
Statement Line Items [Line Items]
Shares and warrants issuance costs		$ 19,031
Ordinary shares	$ 53,093	55,900	$ 35,840	$ 42,400
Ordinary Shares [Member]
Statement Line Items [Line Items]
Shares and warrants issuance costs	$ 1,775	288
Top of Range [Member]
Statement Line Items [Line Items]
Ordinary shares		$ 1